Restricted net assets (Details) - Mar. 31, 2015 - CNY (¥) ¥ in Millions	Total
Restricted net assets
Percentage of net income from subsidiaries and VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Restricted net assets	¥ 26,902